Unaudited interim consolidated statements of financial position - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 184,333,000	$ 404,601,000
Other receivables	21,013,000	29,367,000
Financial assets at fair value through profit or loss	11,700,000	6,530,000
Prepayments and deposits	37,555,000	11,888,000
Current assets excluding assets classified as held for sale	254,601,000	452,386,000
Assets held for sale	1,310,000	0
Total current assets	255,911,000	452,386,000
Non-current assets
Property, plant and equipment	1,575,107,000	441,371,000
Right-of-use assets	1,628,000	1,549,000
Computer hardware prepayments	97,572,000	239,841,000
Prepayments and deposits	24,354,000	17,459,000
Non-current financial assets at fair value through profit or loss	34,717,000	0
Other assets	466,000	427,000
Total non-current assets	1,733,844,000	700,647,000
Total assets	1,989,755,000	1,153,033,000
Current liabilities
Trade and other payables	172,272,000	32,119,000
Other current financial liabilities	4,574,000	0
Lease liabilities	363,000	214,000
Income tax	1,585,000	1,389,000
Employee benefits	6,771,000	1,342,000
Deferred revenue	1,671,000	2,558,000
Provisions	19,691,000	13,375,000
Convertible notes liabilities	322,480,000	0
Current derivative financial liabilities	23,700,000	0
Total current liabilities	553,107,000	50,997,000
Non-current liabilities
Lease liabilities	1,232,000	1,441,000
Deferred tax liabilities	9,645,000	3,125,000
Employee benefits	204,000	119,000
Total non-current liabilities	11,081,000	4,685,000
Total liabilities	564,188,000	55,682,000
Equity
Issued capital	2,092,508,000	1,764,289,000
Foreign currency translation reserve	(45,074,000)	(34,993,000)
Share-based payments reserve	69,969,000	51,286,000
Accumulated losses	(691,836,000)	(683,231,000)
Total equity	1,425,567,000	1,097,351,000
Total liabilities and equity	$ 1,989,755,000	$ 1,153,033,000